FAIR VALUE MEASUREMENTS - Secured Bridge Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) loan	Dec. 31, 2022 USD ($)
FAIR VALUE MEASUREMENTS
Fair Value	$ 2,730	$ 16,500
Number of secured bridge loans | loan	2
Gains from investment	$ 336	937
Secured Bridge Loans Fund 1
FAIR VALUE MEASUREMENTS
Fair Value	1,461	$ 15,258
Redemption notice period		90 days
Secured Bridge Loans Fund 2
FAIR VALUE MEASUREMENTS
Fair Value	$ 1,269	$ 1,242